Share capital and reserves - Fair value of the warrants issued (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) USD ($) Y
Share capital and reserves
Fair value of the warrants	$ 1,205,000
Dividend yield | Warrants
Share capital and reserves
Significant unobservable input, liabilities	0
Annualized volatility | Minimum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	1.30
Annualized volatility | Maximum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	135
Share price | Minimum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	3.03
Share price | Maximum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	3.4
Risk-free interest rate | Minimum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	0.0428
Risk-free interest rate | Maximum | Warrants
Share capital and reserves
Significant unobservable input, liabilities	0.0433
Expected life | Warrants
Share capital and reserves
Significant unobservable input, liabilities | Y	2